Reportable segments - Schedule of Reconciliation of Consolidated Segment (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Operating Segments [Member]
Revenues:
Total revenues		$ 3,441,177	$ 2,252,805	$ 14,618,184		$ 10,421,352
Cost of revenues		2,507,612	827,523	7,262,219		3,243,772
Segment gross margin		933,565	1,425,282	7,355,965		7,177,580
Compensation and related benefits		898,516	941,043	5,849,235	[1]	4,628,092	[1]
General and administrative expenses		4,391,908	3,587,372	6,495,530	[1]	4,252,531	[1]
Transaction expenses	[1]					93,000
Goodwill impairment	[1]					56,675,210
Segment operating income (loss)		(4,344,228)	(5,543,067)	(4,988,800)	[1]	(58,471,253)	[1]
Interest expense		172,643	916,974
Loss before (provision) benefit for income taxes		5,260	15,233
Operating Segments [Member] | Technology Segment [Member]
Revenues:
Total revenues				7,375,520		8,203,619
Cost of revenues				3,901,877		2,241,096
Segment gross margin				3,473,643		5,962,523
Compensation and related benefits	[1]			4,220,844		3,751,534
General and administrative expenses	[1]			1,272,972		1,854,796
Transaction expenses	[1]					93,000
Goodwill impairment	[1]					0
Segment operating income (loss)	[1]			(2,020,173)		263,193
Operating Segments [Member] | Telehealth Segment [Member]
Revenues:
Total revenues				7,242,664		2,217,733
Cost of revenues				3,360,342		1,002,676
Segment gross margin				3,882,322		1,215,057
Compensation and related benefits	[1]			1,628,391		876,558
General and administrative expenses	[1]			5,222,558		2,397,735
Transaction expenses	[1]					0
Goodwill impairment	[1]					56,675,210
Segment operating income (loss)	[1]			(2,968,627)		(58,734,446)
Operating Segments [Member] | Subscription and Circulation [Member]
Revenues:
Total revenues				3,230,239		4,115,126
Operating Segments [Member] | Subscription and Circulation [Member] | Technology Segment [Member]
Revenues:
Total revenues				3,230,239		4,115,126
Operating Segments [Member] | Subscription and Circulation [Member] | Telehealth Segment [Member]
Revenues:
Total revenues				0		0
Operating Segments [Member] | Professional Services And Other Fees [Member]
Revenues:
Total revenues				3,102,688		2,108,307
Operating Segments [Member] | Professional Services And Other Fees [Member] | Technology Segment [Member]
Revenues:
Total revenues				3,102,688		2,108,307
Operating Segments [Member] | Professional Services And Other Fees [Member] | Telehealth Segment [Member]
Revenues:
Total revenues				0		0
Operating Segments [Member] | Technical engineering fees [Member]
Revenues:
Total revenues				1,042,593		1,980,186
Operating Segments [Member] | Technical engineering fees [Member] | Technology Segment [Member]
Revenues:
Total revenues				1,042,593		1,980,186
Operating Segments [Member] | Technical engineering fees [Member] | Telehealth Segment [Member]
Revenues:
Total revenues				0		0
Operating Segments [Member] | Patient fees [Member]
Revenues:
Total revenues		1,482,432	1,187,036	3,377,536		1,207,343
Operating Segments [Member] | Patient fees [Member] | Technology Segment [Member]
Revenues:
Total revenues				0		0
Operating Segments [Member] | Patient fees [Member] | Telehealth Segment [Member]
Revenues:
Total revenues				3,377,536		1,207,343
Operating Segments [Member] | Telehealth Fees [Member]
Revenues:
Total revenues		$ 1,958,745	1,063,269	3,862,628		1,003,510
Operating Segments [Member] | Telehealth Fees [Member] | Technology Segment [Member]
Revenues:
Total revenues				0		0
Operating Segments [Member] | Telehealth Fees [Member] | Telehealth Segment [Member]
Revenues:
Total revenues				3,862,628		1,003,510
Operating Segments [Member] | Institutional Fees [Member]
Revenues:
Total revenues			$ 2,500	2,500		6,880
Operating Segments [Member] | Institutional Fees [Member] | Technology Segment [Member]
Revenues:
Total revenues				0		0
Operating Segments [Member] | Institutional Fees [Member] | Telehealth Segment [Member]
Revenues:
Total revenues				2,500		6,880
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues:
Unallocated corporate overhead expenses				(4,594,093)		(3,679,592)
Interest expense				(2,811,861)		(211,459)
Other income, net				47,429		504
Change in fair value of financial instruments				(1,450,271)		6,176,097
Loss on extinguishment of debt				(221,202)		(645,979)
Loss on issuance of financial instruments				(668,020)		(2,513,234)
Gain on extinguishment of ELOC				42,394
Loss before (provision) benefit for income taxes				$ (14,644,424)		$ (59,344,916)

[1]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.